FEDERATED AMERICAN LEADERS FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                   May 4, 1998

Bruce MacNeil
Office of Disclosure and Review
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

      RE: FEDERATED AMERICAN LEADERS FUND, INC. (the "the Registrant") 1933 Act File No. 2-29786
           1940 ACT FILE NO. 811-1704

Dear Mr. MacNeil:

      As Assistant Secretary of the Registrant and pursuant to Rule 485, paragraph (b)(1)(vii), under the Securities Act of 1933, I hereby request permission to file a post-effective amendment under this paragraph to:

            o add disclosure to the Prospectuses and Statement of Additional Information of the above-referenced fund to allow the fund to invest in equity and mortgage real estate investment trusts.

      The proposed sections entitled "Real Estate Investment Trusts" to be inserted into the Prospectuses and Statement of Additional Information of the above-referenced fund is identical to the disclosure that was previously reviewed by the Securities and Exchange Commission in connection with a Rule 485(a) filing of Federated Utility Fund, Inc. which was filed on February 20, 1998 as Post-Effective Amendment No. 20. All comments received from the Staff with respect to the sections entitled "Real Estate Investment Trusts" contained in that filing were resolved to the mutual satisfaction of the Staff and the Registrant.

      The Registrant further represents that all other disclosure contained in the proposed filing has been previously filed with and reviewed by the Staff or is immaterial. Therefore, the Registrant certifies that the sections entitled "Real Estate Investment Trusts" that are proposed to be added to the Prospectuses and Statement of Additional Information are identical to the sections entitled "Real Estate Investment Trusts" contained in the Rule 485(a) filing for Federated Utility Fund, Inc. and that all other disclosure contained in the filing would otherwise qualify under paragraph (b) of Rule 485.

      I would appreciate your response on or by May 11, 1998 to avoid filing a post-effective amendment under Rule 485(a) on behalf of the Registrant.

      Questions on this request may be directed to me at (412) 288-8634 or to Heather Aland at (412) 288-1097.

                                          Very truly yours,


                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Associate Corporate Counsel

cc:   S. Elliott Cohan, Federated Investors
      Leslie C. Petrone, Federated Investors
      Patricia F. Conner, Federated Investors
      Heather M. Aland, Federated Investors